Vanguard® Energy Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Coal & Consumable Fuels (0.7%)
	CONSOL Energy Inc.	172,295	22,519
*	Uranium Energy Corp.	2,540,893	21,115
	Peabody Energy Corp.	735,383	17,539
*,1	Centrus Energy Corp. Class A	137,627	12,524
*	Ur-Energy Inc.	605,500	793
			74,490
Integrated Oil & Gas (36.6%)
	Exxon Mobil Corp.	18,793,596	2,216,893
	Chevron Corp.	8,435,357	1,365,937
	Occidental Petroleum Corp.	3,295,232	166,673
			3,749,503
Oil & Gas Drilling (1.0%)
	Noble Corp. plc	812,704	27,201
	Helmerich & Payne Inc.	565,488	19,583
*	Transocean Ltd. (XNYS)	4,182,170	18,402
	Patterson-UTI Energy Inc.	2,165,038	18,186
*	Valaris Ltd.	363,345	16,783
*	Nabors Industries Ltd. (XNYS)	78,759	5,783
			105,938
Oil & Gas Equipment & Services (10.0%)
	Schlumberger NV	7,040,337	309,352
	Baker Hughes Co.	4,967,563	218,324
	Halliburton Co.	4,417,013	140,726
	TechnipFMC plc	2,230,766	69,979
	NOV Inc.	2,087,835	33,447
	Weatherford International plc	383,823	31,589
	ChampionX Corp.	1,017,791	31,501
	Cactus Inc. Class A	369,029	25,338
	Archrock Inc.	867,043	22,214
*	Oceaneering International Inc.	600,456	18,002
	Liberty Energy Inc.	909,444	16,734
*	Tidewater Inc.	276,377	14,294
	Select Water Solutions Inc.	713,177	10,534
*	Helix Energy Solutions Group Inc.	971,847	10,389
	Kodiak Gas Services Inc.	229,400	9,277
*	Expro Group Holdings NV	568,517	7,897
	Core Laboratories Inc.	378,647	7,705
[1]	Atlas Energy Solutions Inc.	324,118	7,639
*	ProPetro Holding Corp.	754,913	6,341
*	Bristow Group Inc.	163,586	6,252
*	Newpark Resources Inc.	743,820	6,218
*	TETRA Technologies Inc.	1,487,925	5,728
	RPC Inc.	862,737	5,556
*	Innovex International Inc.	340,877	5,546
*	DMC Global Inc.	327,578	2,637
*	Oil States International Inc.	137,552	757
			1,023,976
Oil & Gas Exploration & Production (26.5%)
	ConocoPhillips	6,521,010	706,486
	EOG Resources Inc.	2,854,076	380,334
	Hess Corp.	1,373,897	202,210
	Diamondback Energy Inc.	944,362	167,709
[1]	Texas Pacific Land Corp.	99,624	159,407
	Devon Energy Corp.	3,153,957	119,693
	EQT Corp.	2,574,018	116,963
	Expand Energy Corp.	1,070,014	105,889
	Coterra Energy Inc.	3,762,034	100,522
	Ovintiv Inc. (XNYS)	1,367,732	62,122

Vanguard® Energy Index Fund
		Shares	Market Value ($000)
*	Antero Resources Corp.	1,538,321	50,288
	Range Resources Corp.	1,273,094	45,500
	APA Corp.	1,908,298	43,223
	Permian resources Corp.	2,719,568	42,589
	Chord Energy Corp.	324,366	41,363
	Matador Resources Co.	627,778	37,673
*	CNX Resources Corp.	850,948	34,480
	Viper Energy Inc.	561,007	30,356
	SM Energy Co.	623,329	28,168
	Magnolia Oil & Gas Corp. Class A	949,711	26,345
	Murphy Oil Corp.	781,719	25,383
	Northern Oil & Gas Inc.	516,708	22,472
	Civitas Resources Inc.	411,470	21,347
	California Resources Corp.	360,047	21,300
	Crescent Energy Co. Class A	1,107,551	16,469
*	Gulfport Energy Corp.	85,611	15,050
	Sitio Royalties Corp. Class A	517,626	12,268
[1]	Comstock Resources Inc.	747,441	11,638
*	Kosmos Energy Ltd.	2,878,430	11,341
*	Talos Energy Inc.	955,924	10,754
[1]	Kimbell Royalty Partners LP	464,964	7,523
	Vitesse Energy Inc.	233,604	6,560
*	Vital Energy Inc.	192,121	6,307
	Riley Exploration Permian Inc.	144,631	5,077
	VAALCO Energy Inc.	943,298	4,830
[1]	HighPeak Energy Inc.	306,629	4,621
	Granite Ridge Resources Inc.	684,527	4,415
	SandRidge Energy Inc.	368,499	4,323
	W&T Offshore Inc.	1,707,248	3,312
	Berry Corp.	789,418	3,221
*	Sable Offshore Corp.	31,584	742
*	Ring Energy Inc.	474,084	725
			2,720,998
Oil & Gas Refining & Marketing (8.8%)
	Phillips 66	2,140,631	286,802
	Marathon Petroleum Corp.	1,745,061	272,491
	Valero Energy Corp.	1,656,495	230,385
	HF Sinclair Corp.	849,897	34,786
	PBF Energy Inc. Class A	576,075	18,141
	World Kinect Corp.	393,266	11,385
	Delek US Holdings Inc.	447,226	8,520
*,1	Gevo Inc.	4,610,818	7,608
*	Par Pacific Holdings Inc.	408,603	7,122
*	REX American Resources Corp.	136,722	5,921
*	Clean Energy Fuels Corp.	1,833,291	5,647
	CVR Energy Inc.	283,577	5,487
*	Green Plains Inc.	503,860	5,442
*	Calumet Inc.	36,204	816
			900,553
Oil & Gas Storage & Transportation (15.8%)
	Williams Cos. Inc.	6,014,820	351,987
	ONEOK Inc.	2,731,030	310,245
	Kinder Morgan Inc.	9,889,091	279,565
	Cheniere Energy Inc.	1,159,230	259,679
	Targa Resources Corp.	1,054,425	215,419
	DTE Midstream LLC	511,625	54,294
	Antero Midstream Corp.	1,949,653	31,136
*	Plains GP Holdings LP Class A	1,109,366	22,209
	Hess Midstream LP Class A	584,387	22,148
*	EnLink Midstream LLC	1,306,272	20,913
	Kinetik Holdings Inc.	252,398	14,897
	International Seaways Inc.	248,079	9,675
[1]	New Fortress Energy Inc.	840,537	8,968
*	NextDecade Corp.	1,023,998	7,414
	Excelerate Energy Inc. Class A	228,507	7,077
	Dorian LPG Ltd.	262,021	6,412
			1,622,038
Total Common Stocks (Cost $8,450,019)			10,197,496

Vanguard® Energy Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $38,667)	386,724	38,668
Total Investments (99.8%) (Cost $8,488,686)			10,236,164
Other Assets and Liabilities—Net (0.2%)			22,861
Net Assets (100.0%)			10,259,025
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,638,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $30,873,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Chevron Corp.	1/31/25	CITNA	30,767	(4.580)	306	—
EQT Corp.	8/29/25	BANA	13,632	(4.648)	6	—
ONEOK Inc.	1/31/25	CITNA	17,040	(4.648)	94	—
					406	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $8,865,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Vanguard® Energy Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,197,496	—	—	10,197,496
Temporary Cash Investments	38,668	—	—	38,668
Total	10,236,164	—	—	10,236,164
Derivative Financial Instruments
Assets
Swap Contracts	—	406	—	406